Business Combination - Schedule of Purchase Price Allocation of Acquisition (Details) (10-K)	Aug. 02, 2019 USD ($)
Business Combinations [Abstract]
Cash and cash equivalents	$ 27,764
Other current assets	387,450
Non-current assets	733,972
Current liabilities	(900,586)
Non-current liabilities	(310,502)
NCI	12,380
Net liabilities	(49,522)
Less: Purchase price	1
Goodwill	$ 49,523